Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Healthcare	$ 112,905	$ 90,917	$ 75,771
Commuter	51,817	33,325	29,304
Other	12,560	11,395	9,972
Total revenue	177,282	135,637	115,047
Operating expenses:
Cost of revenues (excluding amortization of internal use software)	64,647	55,651	50,205
Technology and development	18,849	13,526	12,640
Sales and marketing	30,341	20,697	18,173
General and administrative	28,839	20,876	18,231
Amortization and change in contingent consideration	15,674	11,327	7,764
Total operating expenses	158,350	122,077	107,013
Income from operations	18,932	13,560	8,034
Other income (expense):
Interest income	36	36	220
Interest expense	(1,772)	(494)	(188)
Interest expense: amortization of convertible debt discount			(21,107)
Gain (loss) on revaluation of warrants	381	351	(5,413)
Other income	48
Income (loss) before income taxes	17,625	13,453	(18,454)
Income tax benefit (provision)	(7,126)	19,868	1,204
Net income (loss)	10,499	33,321	(17,250)
Accretion of redemption premium expense	(2,301)	(6,209)	(6,740)
Net income (loss) attributable to common stockholders	$ 8,198	$ 27,112	$ (23,990)
Basic net income (loss) per share attributable to common stockholders	$ 0.45	$ 17.65	$ (15.70)
Diluted net income (loss) per share attributable to common stockholders	$ 0.33	$ 1.43	$ (15.70)
Shares used in basic net income (loss) per share calculations	18,138	1,536	1,528
Shares used in diluted net income (loss) per share calculations	24,414	20,086	1,528